Leases - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Lessee, Lease, Description [Line Items]
Option to extend term (in years)	10 years
Operating lease cost	€ 4.2	€ 4.9	€ 5.1
Variable lease costs	0.4	0.2	0.4
Sublease income	€ 0.1	€ 0.1	€ 0.1
Termination, May 31, 2023
Lessee, Lease, Description [Line Items]
Accrued penalty				€ 2.3
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)	2 years
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)	14 years